COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

15.

COMMITMENTS AND CONTINGENCIES

In September 2013, the Company entered into a five year lease agreement for an office located in Park City, UT to begin developing the mining application. The commencement date for this operating lease is January 1, 2014 with the lease expiring on the day immediately prior to the fifth anniversary of the commencement date, December 31, 2019. The Company has an obligation of $227,734 relating to this five year lease agreement.

The Company has an extensive intellectual property portfolio which management believes has substantial value not reflected on the Condensed Consolidated Balance Sheet.  As the pioneer in the field of emerging advanced oxidation processes, the Company has to aggressively defend its intellectual property.  Thus, in February 2013, Ecosphere initiated an arbitration proceeding against Halliburton Energy Services, Inc. alleging that Halliburton took and disclosed Ecosphere's trade secrets proprietary information. Ecosphere is seeking $300 million in damages and alleges that Halliburton's breached a Non-Disclosure Agreement with Ecosphere and converted or misappropriated trade secrets. The trade secrets relate to Ecosphere's green technology business model to treat and recycle wastewater used during hydraulic fracturing of oil and gas wells. As of September 30, 2013, the Company has incurred $270,419 in arbitration fees.

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business.

To our knowledge, except as described below, no legal proceedings, government actions, administrative actions, investigations or claims are currently pending against us or involve us that, in the opinion of our management, could reasonably be expected to have a material adverse effect on our business and financial condition.

In December 2012, the Company reached a settlement with KIA, who filed a lawsuit against the Company in 2007, amounting to $100,000 to be paid with an initial $25,000 payment and 36 monthly installments for the remainder of the settlement amount. Should the Company default on any of its required payments, the settlement amount will increase to $150,000. The Company had originally accrued $197,500 in liabilities related to this settlement. As a result of the settlement, the Company reduced legal expense by $47,500 (as the original expense was charged to this account) leaving an accrued balance of $125,000 at December 31, 2012, which was comprised of the $150,000 obligation less the initial $25,000 payment. As of September 30, 2013 the Company had an accrued balance of $106,250 which is comprised of the $150,000 obligation less $43,750 in payments.

In March 2011, a former vendor obtained a judgment against the Company for a number of disputed billings. As of September 30, 2013 the Company has accrued $70,000 which is anticipated to be the amount of payment due to the vendor plus attorney's fees.

19.

COMMITMENTS AND CONTINGENCIES

Legal

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business.

To our knowledge, except as described below, no legal proceedings, government actions, administrative actions, investigations or claims are currently pending against us or involve us that, in the opinion of our management, could reasonably be expected to have a material adverse effect on our business and financial condition.

The Company had a long term relationship with Kamimura International Associates ("KIA"), a Washington D.C. based organization, whereby the principals at KIA agreed to assist the Company in developing the coating removal market in the Far East.  The relationship resulted in the establishment of UltraStrip Japan, Ltd., a company whose purpose was to market and deliver ship stripping services in Japan.  The agreement with KIA was never formalized.  In February 2007, KIA filed a lawsuit against the Company.  In March 2007, the Company filed a Motion to Dismiss, Motion to Strike, and Motion for More Definite Statement.  The Company intends to vigorously defend itself in this litigation; the Company believes that the plaintiff will not prevail.  In 2008, the Company filed a counter claim to which KIA responded by filing a motion to dismiss.  The motion to dismiss was rejected by the court.  The Company expensed and accrued an amount it reasonably estimated would be required to resolve any outstanding issues between the Company and KIA.  In December 2012, the Company reached a settlement with KIA amounting to $100,000 to be paid with an initial $25,000 payment and 36 monthly installments for the remainder of the settlement amount.  Should the Company default on any of its required payments, the settlement amount will increase to $150,000.  The Company had originally accrued $197,500 in accrue liabilities related to this settlement.  As a result of the settlement, the Company reduced legal expense by $47,500 (as the original expense was charged to this account) leaving an accrued balance of $125,000 as of December 31, 2012 which is comprised of the $150,000 obligation less the initial $25,000 payment.  See note 7 as this amount is included in other accrued liabilities.  Upon the final payment in accordance with the settlement, the Company will record a $50,000 gain.

In March 2011, a former vendor obtained a judgment against the Company for a number of disputed billings.  As of December 31, 2012 the Company has accrued $70,000 which is anticipated to be the amount of payment due to the vendor plus attorney's fees.  See Note 7 as this amount is included in other accrued liabilities.

Leases

The Company makes monthly rent payments of $11,789 under a month-to-month agreement for the Company's Stuart, Florida corporate offices and manufacturing location.  During the years ended December 31, 2012, 2011 and 2010 the Company recognized rent expense amounting to $141,468, $141,468 and $148,248, respectively.  The Company has been under a month-to-month agreement for the two buildings adjacent to the Stuart facility that holds the Company's machining equipment.  The lease agreements expired in April and May 2012 and the Company continues to make monthly rent payments of $4,980. During the years ended December 31, 2012, 2011 and 2010 the Company recognized rent expense amounting to $59,760, $59,760 and $19,920, respectively.

In August 2008, the Company entered into a lease agreement for the Company's offices in New York.  The lease agreement expires on April 30, 2013.  In June 2009, the Company decided to close the New York office.  See Note 10.

In October 2012, the Company re-entered into a one year lease for the EES operations office in Arkansas with a monthly rent of $3,300.  During the years ended December 31, 2012, 2011 and 2010, the Company recognized rent expense of $48,600, $50,400, $50,400, respectively, related to this lease.

Future minimum annual rents due under operating leases are as follows:

2013

Amounts due under operating leases	$100,408
Less sublease	(47,275)
$53,133